Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000192517 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192517 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192517 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192517 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192517 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192517 | Mexican Bonos
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192517 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192517 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192517 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192517 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000192517 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000192517 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000192517 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192517 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192517 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192517 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192517 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192517 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	59.80%
C000192519 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192519 | Invesco Senior Loan ETF
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Republic of Colombia
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192519 | NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192519 | Brazil Notas do Tesouro Nacional
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192519 | Republic of South Africa
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192519 | Mexican Bonos
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192519 | Czech Republic
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000192519 | Raizen Fuels Finance
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192519 | Ecopetrol
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000192519 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000192519 | Government Bonds
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000192519 | Common Stocks
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000192519 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000192519 | Securities Lending Collateral
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000192519 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000192519 | Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000192519 | Municipal Securities
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000192519 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	59.80%